Vanguard LifeStrategy® Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund
Supplement Dated February 27, 2026, to the Prospectus and Summary Prospectuses Dated February 27, 2026
Important Changes to the Funds
Fund Name Changes

The board of trustees of Vanguard STAR® Funds has approved the renaming of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund (each, a “Fund”) as shown below:
Current Fund Name	New Fund Name
Vanguard LifeStrategy Income Fund	Vanguard LifeStrategy 20/80 Fund
Vanguard LifeStrategy Conservative Growth Fund	Vanguard LifeStrategy 40/60 Fund
Vanguard LifeStrategy Moderate Growth Fund	Vanguard LifeStrategy 60/40 Fund
Vanguard LifeStrategy Growth Fund	Vanguard LifeStrategy 80/20 Fund

Each Fund’s name change will be effective on or about May 12, 2026.
Each Fund’s investment objective, strategies, and polices will remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 088B 022026

Vanguard STAR® Funds

Supplement Dated February 27, 2026, to the Statement of Additional Information Dated February 27, 2026
Important Changes to Vanguard LifeStrategy® Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund (each, a “Fund”)
Fund Name Changes
The board of trustees of Vanguard STAR Funds has approved the renaming of each Fund as shown below:
Current Fund Name	New Fund Name
Vanguard LifeStrategy Income Fund	Vanguard LifeStrategy 20/80 Fund
Vanguard LifeStrategy Conservative Growth Fund	Vanguard LifeStrategy 40/60 Fund
Vanguard LifeStrategy Moderate Growth Fund	Vanguard LifeStrategy 60/40 Fund
Vanguard LifeStrategy Growth Fund	Vanguard LifeStrategy 80/20 Fund
Each Fund’s name change will be effective on or about May 12, 2026.
Each Fund’s investment objective, strategies, and polices will remain unchanged.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 056A 022026